Cover	Jan. 29, 2025
Document Information [Line Items]
City Area Code	(865)
Local Phone Number	632-2101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	37902
Entity Address, Address Line One	400 W. Summit Hill Drive
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity File Number	000-52313
Entity Tax Identification Number	62-0474417
Entity Registrant Name	TENNESSEE VALLEY AUTHORITY
Document Period End Date	Jan. 29, 2025
Document Type	8-K
Entity Central Index Key	0001376986
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	X1